INTANGIBLE ASSETS (Details - Estimated future amortization expense)	Dec. 31, 2022 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 49,500
2024	49,500
2025	49,500
2026	49,500
Thereafter	50,585
Total	$ 248,585